SUPPLEMENT TO THE

FIDELITY® BALANCED FUND

A Fund of Fidelity Puritan Trust

September 28, 2000

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found under the heading "Sub-Advisers" in the "Management Contract" section on page 24.

On behalf of the fund, for the fiscal years ended July 31, 2000 and 1999, FMR paid FIMM fees of $4,567,043.84 and $2,476,070, respectively.

BALB-00-03 November 21, 2000
1.720112.105

SUPPLEMENT TO THE FIDELITY® PURITAN® FUND

September 28, 2000

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information in the "Management Contract" section on page 24.

On behalf of the fund, for the fiscal years ended July 31, 2000 and 1999, FMR paid FIMM fees of $14,416,118 and $8,555,343, respectively.

PURB-00-03 November 21, 2000
1.467702.106